Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Financial Instruments
Financial Instruments

3. Financial Instruments

The following table shows the Company’s cash, cash equivalent and investments by significant investment category as of March 31, 2026:

	As of March 31, 2026
					Cash and Cash	Short-Term	Long-Term
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Equivalents	Investments	Investments
Cash	$—	$—	$—	$—	$4,252	$—	$—
Level 1:	—	—	—	—	—	—	—
Money market funds	—	—	—	—	72,694	—	—
U.S. Treasury securities	196,039	1,979	—	198,018	—	198,018	—
Level 2:	—	—	—	—	—	—	—
Government securities	14,910	—	(12)	14,898	—	—	14,898
Total	$210,949	$1,979	$(12)	$212,916	$76,946	$198,018	$14,898

	As of December 31, 2025
					Cash and Cash	Short-Term	Long-Term
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value	Equivalents	Investments	Investments
Cash	$—	$—	$—	$—	$3,267	$—	$—
Level 1:	—	—	—	—	—	—	—
Money market funds	—	—	—	—	93,897	—	—
U.S. Treasury securities	199,497	1,129	—	200,626	—	200,626	—
Level 2:	—	—	—	—	—	—	—
Government securities	—	—	—	—	—	—	—
Total	$199,497	$1,129	$—	$200,626	$97,164	$200,626	$—

As of March 31, 2026, accrued interest earned of $55 related to investments were included in prepaid expenses and other current assets on the condensed consolidated balance sheets. There was no allowance for expected credit losses on available-for-sale debt securities included as of March 31, 2026 as the unrealized losses were deemed to be temporary in nature.

The following table shows the fair value of the Company’s investments, by contractual maturity, as of March 31, 2026:

Due within 1 year	$198,018
Due after 1 year through 5 years	14,898
Total fair value	$212,916

7. Financial Instruments

The following table shows the Company’s cash, cash equivalents and short-term investments by significant investment category as of December 31, 2025.

				Cash and Cash	Short-Term
	Amortized Cost	Unrealized Gains	Fair Value	Equivalents	Investments
Cash	$—	$—	$—	$3,266,974	$—
Level 1:	—	—	—	—	—
Money market funds	—	—	—	93,897,417	—
U.S. Treasury securities	199,496,833	1,129,448	200,626,281	—	200,626,281
Total	$199,496,833	$1,129,448	$200,626,281	$97,164,391	$200,626,281

As of December 31, 2024, the Company’s cash and cash equivalents were $3,021,795.